Short-term Loans (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Short-term Loan
Weighted average interest rate for the outstanding short-term loans (as a percent)	2.16%	3.37%
Uncommitted loan credit facilities
Short-term Loan
Credit facilities not utilized	$ 5.3
Guarantee agreements
Short-term Loan
Credit facilities not utilized	1.9
Unutilized amount of credit facilities taken by its subsidiaries	$ 2.4
Equal to or more than
Short-term Loan
Short-term loan, maturity term	7 days	7 days
Short-term loan, fixed interest rate (as a percent)	0.25%	0.25%
Less than
Short-term Loan
Short-term loan, maturity term	1 year	1 year
Short-term loan, fixed interest rate (as a percent)	5.24%	5.24%